Annual Total Returns- Federated Hermes Government Obligations Fund (Premier Shares) [BarChart] - Premier Shares - Federated Hermes Government Obligations Fund - PRM	2016	2017	2018	2019	2020
Total	0.28%	0.78%	1.74%	2.11%	0.39%